Derivative financial instruments - Schedule of derivative financial instrument contracts (Details) - Forwards US Dollar-Mexican Peso [Member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2021 MXN ($) $ / $	Jan. 03, 2021 MXN ($) $ / $	Jan. 03, 2021 USD ($) $ / $	Dec. 31, 2019 USD ($) $ / $
Derivative financial instruments (Details) - Schedule of derivative financial instrument contracts [Line Items]
Notional amount	$ 12,695		$ 287,452	$ 140,325	$ 47,690
Total Liabilities	$ 32,309		$ 320,294
Total Assets		$ 28,193
Average Strike | $ / $	19.61	20.66	22.36	22.36	19.61
Maturity date	Weekly, through October 2020
Non-current liability	$ 16,754		$ 25,179
Total current liability	$ 15,555		$ 295,115